8. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
8. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
	2013	2014
Accumulated Other Comprehensive Income (Loss) Components :

Foreign currency translations:
Balance at beginning of period	$371,859	$364,355
Current period currency translation adjustments	(7,504)	(3,621)
Amounts reclassified on closing of U.K. branch in Q4, 2014	––	(360,734)
Balance at end of period	$364,355	$––

Marketable securities available for sale:
Balance at beginning of period	$(272,909)	$––
Current period comprehensive income (loss)	(19,983)	––
Amounts reclassified on sales of marketable securities	292,892	––
Balance at end of period	$––	$––
Accumulated Other Comprehensive Income (Loss) end of period	$364,355	$––